Risk Management - Schedule of Geographic Concentration of Insurance and Investment Contract Liabilities, Including Embedded Derivatives (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	$ 342,890	$ 312,790
US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	229,203	215,055
Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	113,687	97,735
Gross insurance contract liabilities [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	388,726	354,236
Gross insurance contract liabilities [Member] | US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	273,848	255,999
Gross insurance contract liabilities [Member] | Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	114,878	98,237
Reinsurance assets [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	(45,836)	(41,446)
Reinsurance assets [Member] | US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	(44,645)	(40,944)
Reinsurance assets [Member] | Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	$ (1,191)	$ (502)